OTHER INTANGIBLES - Schedule of Components of Intangible Assets Other Thank Goodwill (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Trademarks	$ 34,426	$ 34,426
Accumulated Amortization	(13,452)	(9,010)
Other Intangibles, Net	172,431	66,399
DNMT1 Inhibitor License
Finite-Lived Intangible Assets [Line Items]
Inhibitor License	110,474
LSD1 Inhibitor License
Finite-Lived Intangible Assets [Line Items]
Inhibitor License	$ 40,983	$ 40,983